EMPLOYEE OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The following table sets forth the breakdown of stock-based compensation expense resulting from stock options grants, as included in the consolidated statements of income:

	Year ended December 31,
	2013	2014	2015

Cost of revenues	$11	$1	$-
Research and development expenses	67	5	-
Selling and marketing expenses	86	15	-
General and administrative expenses	3,814	4,962	5,076

Total stock-based compensation expense	$3,978	$4,983	$5,076

Magic Software Enterprises Ltd [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Magic:

A summary of employee option activity under the Magic plans as of December 31, 2015 and changes during the year ended December 31, 2015 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	738,889	$4.26	6.42	$1,248
Granted	-	-
Exercised	(161,003)	2.60
Forfeited	(83,969)	6.21

Outstanding at December 31, 2015	493,917	$4.47	5.99	$523

Exercisable at December 31, 2015	333,917	$3.37	4.95	$720

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

The options outstanding as of December 31, 2015, have been separated into ranges of exercise price categories, as follows:

Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
In $
0-1	4,000	3.24	$-	4,000	$-
1.01-2	20,000	2.99	$1.12	20,000	$1.12
2.01-3	123,667	3.64	$2.31	123,667	$2.31
3.01-4	166,250	5.77	$4.00	166,250	$4.00
4.01-5	-	-	$-	-	$-
5.01-6	75,000	7.61	$6.00	-	$-
6.01-7	50,000	8.87	$6.89	6,250	$6.89
7.01-8	-	-	$-	-	$-
8.01-9	55,000	8.36	$8.01	13,750	$8.01

	493,917	5.99	$4.47	333,917	$3.37

Sapiens [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Sapiens:

The following table is a summary of employee option activity as of December 31, 2015, and changes during the year ended December 31, 2015, in Sapiens:

	Year ended December 31, 2015
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	2,796,081	$3.49	3.07	$10,957
Granted	673,408	9.38
Exercised	(1,080,470)	1.59
Expired and forfeited	(213,531)	4.39

Outstanding at December 31, 2015	2,175,488	5.36	3.49	9,274

Exercisable at December 31, 2015	1,002,286	$3.01	2.52	$6,554

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The options outstanding under Sapiens' stock option plans as of December 31, 2015 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2015	Term	price	2015	Exercisable
		(Years)	$		$

1.2-1.48	166,978	1.29	1.34	166,978	1.34
2.08-2.7	297,094	2.90	2.56	297,094	2.56
3.45-3.77	325,971	2.70	3.57	242,769	3.58
4.72-4.85	163,445	3.02	4.73	76,945	4.74
5.25-5.53	90,000	3.55	5.33	45,000	5.33
6.27-6.92	130,000	4.15	6.42	66,666	6.27
7.01-7.68	367,000	4.22	7.46	106,834	7.43
8.42	300,000	5.35	8.42	-	-
9.93-10.78	335,000	5.76	10.45	-	-

	2,175,488	3.86	5.98	1,002,286	3.66

Matrix It Ltd [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Matrix:

The following table is a summary of employee option activity as of December 31, 2015, and changes during the year ended December 31, 2015, in Matrix:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	535,000	3.95	1.0	303
Options Granted (Cashless Exercise)	2,150,000	4.85	4.4	1,860
RSU Granted	225,000	-	2	1,285
Exercised	(510,000)	3.55
Expired and forfeited	(25,000)	3.55

Outstanding at December 31, 2015	2,375,000	4.39	4.18	3,145

Exercisable at December 31, 2015	-	-	-	-